Basis of Presentation	12 Months Ended
Dec. 31, 2018
Basis Of Presentation
Basis of Presentation
(a)	Statement of compliance:

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”).

(b)	Approval of consolidated financial statements:

These consolidated financial statements were approved by the Company’s Board of Directors on March 21, 2019.

(c)	Basis of presentation:

These consolidated financial statements have been prepared on a historical cost basis except for certain financial instruments which are measured at fair value, as disclosed in Note 5. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

(d)	Functional currency and presentation currency:

The functional currency of the Company and its subsidiaries is the Canadian dollar, and accounts denominated in currencies other than the Canadian dollar have been translated as follows:

-  Monetary assets and liabilities at the exchange rate at the consolidated statement of financial position date;

-  Non-monetary assets and liabilities at the historical exchange rates, unless such items are carried at fair value, in which case they are translated at the date when the fair value was determined;

- Shareholders’ equity items at historical exchange rates; and

-  Revenue and expense items at the rate of exchange in effect on the transaction date.

The Company’s presentation currency is the United States dollar. For presentation purposes, all amounts are translated from the Canadian dollar functional currency to the United States dollar presentation currency for each period. Statement of financial position accounts, with the exception of equity, are translated using the exchange rate at the end of each reporting period, transactions on the statement of comprehensive income (loss) are recorded at the average rate of exchange during the period, and equity accounts are translated using historical actual exchange rates.

Exchange gains and losses arising from translation to the Company’s presentation currency are recorded as cumulative translation adjustment, which is included in accumulated other comprehensive income (loss).

(e)	Critical accounting estimates and judgements:

The preparation of the consolidated financial statements in accordance with IFRS requires management to make estimates, assumptions and judgements that affect the application of accounting policies and the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements along with the reported amounts of revenues and expenses during the period. Actual results may differ from these estimates and, as such, estimates and judgements and underlying assumptions are reviewed on an ongoing basis. Revisions are recognized in the period in which the estimates are revised and in any future periods affected.

Significant areas requiring the use of management estimates relate to determining the recoverability of mineral property interests, receivables and long-term investments; valuation of certain marketable securities; the determination of accrued liabilities; accrued site remediation; amount of flow-through obligations; fair value of deferred royalty liability; recognition of deferred income tax liability; the variables used in the determination of the fair value of stock options granted and finder’s fees warrants issued or modified; and the recoverability of deferred tax assets. While management believes the estimates are reasonable, actual results could differ from those estimates and could impact future results of operations and cash flows.

(e)	Critical accounting estimates and judgements: (continued)

The Company applies judgment in assessing the functional currency of each entity consolidated in these consolidated financial statements. The functional currency of the Company and its subsidiaries is determined using the currency of the primary economic environment in which that entity operates.

The Company applies judgment in assessing whether material uncertainties exist that would cast substantial doubt as to whether the Company could continue as a going concern.

At the end of each reporting period, the Company assesses each of its mineral resource properties to determine whether any indication of impairment exists. Judgment is required in determining whether indicators of impairment exist, including factors such as: the period for which the Company has the right to explore; expected renewals of exploration rights; whether substantive expenditures on further exploration and evaluation of resource properties are budgeted or planned; and results of exploration and evaluation activities on the exploration and evaluation assets.

In the acquisition of American Innovative Minerals, LLC (“AIM”) in March 2017, judgement was required to determine if the acquisition represented either a business combination or an asset purchase. More specifically, management concluded that AIM did not represent a business as the assets acquired were not an integrated set of activities with inputs, processes and outputs. Since it was concluded that the acquisition represented the purchase of assets, there was no goodwill recognized on the transactions and acquisition costs were capitalized to the assets purchased rather than expensed. The fair values of the net assets acquired were determined using estimates and judgements. (Note 7).

Judgment is applied in determining whether disposal groups or cash generating unit represent a component of the entity, the results of which should be recorded in discontinued operations in the consolidated statements of comprehensive income (loss) and cash flows.

(f)	New accounting standards and recent pronouncements:

The standards listed below include only those which the Company reasonably expects may be applicable to the Company in the current period and at a future date. The impact is not expected to have a material impact on the statements.

(f)	New accounting standards and recent pronouncements: (continued)

The following standards will become effective in future periods:

(i)	IFRS 16 Leases

This new standard sets out the principles for the recognition, measurement, presentation and disclosure of leases for both the lessee and the lessor. The new standard introduces a single lessee accounting model that requires the recognition of all assets and liabilities arising from a lease.

The main features of the new standard are as follows:

-  An entity identifies as a lease a contract that conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

-  A lessee recognizes an asset representing the right to use the leased asset, and a liability for its obligation to make lease payments. Exceptions are permitted for short-term leases and leases of low-value assets.

-  A lease asset is initially measured at cost, and is then depreciated similarly to property, plant and equipment. A lease liability is initially measured at the present value of the unpaid lease payments.

-  A lessee presents interest expense on a lease liability separately from depreciation of a lease asset in the statement of profit or loss and other comprehensive income.

-  A lessor continues to classify its leases as operating leases or finance leases, and to account for them accordingly.

-  A lessor provides enhanced disclosures about its risk exposure, particularly exposure to residual-value risk.

The new standard supersedes the requirements in IAS 17 Leases, IFRIC 4 Determining Whether an Arrangement Contains a Lease, SIC-15 Operating Leases – Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease.

The new standard is effective for annual periods beginning on or after January 1, 2019, with earlier application permitted for entities that also apply IFRS 15 Revenue from Contracts with Customers.

(f)	New accounting standards and recent pronouncements: (continued)

(ii)	The Conceptual Framework for Financial Reporting

The revised Conceptual Framework, issued by the International Accounting Standards Board (IASB) in March 2018, replaces the Conceptual Framework for Financial Reporting (issued by the IASB in September 2010).

The revised Conceptual Framework includes the following:

-  Concepts on measurement, including factors to consider when selecting a measurement basis.

-  Concepts on presentation and disclosure, including when to classify income and expenses in other comprehensive income.

-  Guidance on determining the boundary of a reporting entity.

-  Updated definitions of an asset and a liability.

-  Updated criteria for recognizing assets and liabilities in financial statements, and guidance on when to remove them.

-  Clarification on the roles of stewardship, prudence, measurement uncertainty and substance over form.

The IASB and the IFRS Interpretations Committee began using the revised Conceptual Framework immediately after it was issued. The effective date for stakeholders who develop an accounting policy based on the Conceptual Framework is for annual periods beginning on or after January 1, 2020. Earlier application is permitted.

(iii)	Annual Improvements to IFRS Standards 2015–2017 Cycle

The following standards have been revised to incorporate amendments:

-  IFRS 3 Business Combinations – The amendments clarify that when an entity obtains control of a business that is a joint operation, it applies the requirements for a business combination achieved in stages, including remeasuring previously held interests in that business.

-  IFRS 11 Joint Arrangements – The amendments clarify that when an entity obtains joint control of a business that is a joint operation, it does not remeasure previously held interests in that business.

-  IAS 12 Income Taxes – The amendments clarify that an entity recognizes income tax consequences of dividends in profit or loss, other comprehensive income or equity, depending on where the entity recognized the originating transaction or event that generated the distributable profits giving rise to the dividend.

  IAS 23 Borrowing Costs – The amendments clarify that an entity treats as general borrowings any borrowings made specifically to obtain a qualifying asset that remain outstanding when the asset is ready for its intended use or sale.

The standards are effective for annual periods beginning on or after January 1, 2019.

(iv)	Prepayment Features with Negative Compensation (Amendments to IFRS 9 Financial Instruments)

IFRS 9 Financial Instruments has been revised to incorporate amendments issued by the International Accounting Standards Board (IASB) in October 2017. The amendments clarify that a financial asset that would otherwise have contractual cash flows that are solely payments of principal and interest but do not meet that condition only as a result of a prepayment feature with negative compensation, may be measured at amortized cost or at fair value through other comprehensive income when eligibility conditions are met.

The amendment is effective for annual periods beginning on or after January 1, 2019.

(v)	IFRIC 23 Uncertainty over Income Tax Treatments

This new Interpretation, issued by the International Accounting Standards Board (IASB) in June 2017, clarifies how to apply the recognition and measurement requirements in IAS 12 Income Taxes when there is uncertainty over income tax treatments.

The main features of IFRIC 23 are as follows:

-  An entity considers an uncertain tax treatment separately or together with other uncertain tax treatments depending on which approach better predicts the resolution of the uncertainty.

-  Taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates are determined based on whether it is probable that a taxation authority will accept an uncertain tax treatment.

  An entity reassesses judgments or estimates relating to uncertain tax treatments when facts and circumstances change.

The interpretation is effective for annual periods beginning on or after January 1, 2019.